RELATED PARTY TRANSACTIONS (Related Party Leasing and Service Contracts) (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 29, 2016 shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2021 USD ($) vessel carrier tanker drillingRig Rate shares	Dec. 31, 2020 USD ($) carrier drillingRig vessel shares	Dec. 31, 2019 USD ($) tanker carrier Rate shares	Dec. 31, 2018 USD ($) note shares	Jun. 05, 2015 vessel
Related Party Transaction [Line Items]
2022					$ 29,264,000
Time charter rate for VLCCs from July 1, 2015 onwards				$ 20,000
Time charter rate for Suezmax tankers from July 1, 2015 onwards				$ 15,000
Equity Securities pledged to creditors					$ 10,238,000	$ 9,007,000
Number of capesize drybulk carriers owned | carrier					8
Number of VLCC crude tankers under construction | tanker							2
Number of very large crude oil carriers owned					2		3
Profit sharing percent of earnings from Frontline from July 1, 2015 onwards					50.00%
Due from related parties					$ 8,557,000	$ 7,718,000
Number of container vessels owned | vessel					35
Frontline
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares				55,000,000
Frontline Charterers
Related Party Transaction [Line Items]
Number of container vessels owned | vessel					2
Front Circassia
Related Party Transaction [Line Items]
Compensation payable (receivable) for early contract termination of charter		$ 8,900,000
Common stock - Frontline Ltd
Related Party Transaction [Line Items]
Number of shares sold (in shares) | shares						2,000,000	7,600,000
Investment owned (in shares) | shares					1,400,000	1,400,000
Equity Securities pledged to creditors					$ 10,200,000	$ 9,000,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Investment owned (in shares) | shares					1,300,000	1,300,000		1,300,000
Reverse stock split (in shares) | shares			0.20
Frontline Charterers
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel					2	2			17
Direct financing lease following the sale of River Box					$ 69,800,000	$ 76,100,000
2022					6,500,000	6,300,000
Due from related parties					$ 0	$ 2,900,000
Golden Ocean
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier					8
Property subject to or available for operating lease, number of units | carrier						8
Operating lease, right-of-use asset					$ 181,300,000	$ 200,500,000
Number of capesize drybulk carriers financed | carrier							7
Number of capesize drybulk carriers owned | carrier							8
Finance lease per vessel							$ 2,500,000
Increase in charter hire per day							1,535,000
Number of dry bulk carriers operating on time-charters | carrier					8
Related party transactions profit share of earnings on lease vessels received from related party					33.00%
Due from related parties					$ 4,453,000	$ 0
Number of container vessels operating on time charter, subcontracted to related party | vessel					16
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier					9
Seadrill
Related Party Transaction [Line Items]
Operating lease, right-of-use asset					$ 599,300,000
Number of leased drilling rigs under operating lease | drillingRig					2	1
Due from related parties					$ 3,643,000	$ 3,613,000
Frontline reverse stock split | Frontline
Related Party Transaction [Line Items]
Number of shares received (in shares) | shares			11,000,000
Frontline
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 3,400,000							$ 10,100,000
Number of loan notes | note								3
Due from related parties					$ 3,600,000	3,200,000
Frontline Shipping
Related Party Transaction [Line Items]
Capitalized costs							$ 4,200,000
Percentage share of joint costs | Rate					50.00%		50.00%
Compensation received on termination of charters, notes receivable		$ 4,400,000
Due from related parties					$ 0	$ 2,875,000
Frontline Management
Related Party Transaction [Line Items]
Management/operating fee per day					$ 150
Number of container vessels operating on time charter, subcontracted to related party | vessel					21
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier					14
Number of suezmax tankers operating on time charter, subcontracted to related party | tanker					3
Number of car carriers operating on time charter, subcontracted to related party | carrier					2
Number of product tankers operating on time charter, sub contracted to related party | tanker					2
Number of chemical tankers operating on time charter, sub contracted to related party | tanker					2
Frontline Management | Vessels Leased to Frontline Charterers
Related Party Transaction [Line Items]
Management/operating fee per day					$ 9,000
Golden Ocean Management | Golden Ocean
Related Party Transaction [Line Items]
Management/operating fee per day					$ 7,000